Suppliers (Tables)	12 Months Ended
Dec. 31, 2020
Suppliers
Schedule of trade suppliers
	December 31, 2020	December 31, 2019
Local suppliers	128,639	98,824
Related parties (note 20)	20,985	1,219
Copyright	19,317	28,685
Reverse factoring (i)	110,513	94,930
	279,454	223,658